14. Prepaid Expenses (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfAssetsValueToRecoverAsNegotiationLineItems [Line Items]
Asset value to recover as renegotiation of GSF, beginning	R$ 94,095	R$ 134,620
Amortization	(20,317)	(40,525)
Transfers	0	0
Asset value to recover as renegotiation of GSF, ending	73,778	94,095
Risk premium to be amortized - prepaid expenses	28,033	40,909	R$ 76,171
Grant extension period - intangible	45,745	53,186	R$ 58,449
Risk premium - current asset
DisclosureOfAssetsValueToRecoverAsNegotiationLineItems [Line Items]
Asset value to recover as renegotiation of GSF, beginning	15,459	23,313
Amortization	(12,876)	(32,679)
Transfers	12,876	24,825
Asset value to recover as renegotiation of GSF, ending	15,459	15,459
Risk premium - noncurrent asset
DisclosureOfAssetsValueToRecoverAsNegotiationLineItems [Line Items]
Asset value to recover as renegotiation of GSF, beginning	25,450	25,340
Amortization	0	0
Transfers	(12,876)	110
Asset value to recover as renegotiation of GSF, ending	12,574	25,450
Intangible
DisclosureOfAssetsValueToRecoverAsNegotiationLineItems [Line Items]
Asset value to recover as renegotiation of GSF, beginning	53,186	30,807
Amortization	(7,441)	(4,493)
Transfers	0	26,872
Asset value to recover as renegotiation of GSF, ending	45,745	53,186
Liability deduction with CCEE
DisclosureOfAssetsValueToRecoverAsNegotiationLineItems [Line Items]
Asset value to recover as renegotiation of GSF, beginning	0	55,160
Amortization	0	(3,353)
Transfers	0	(51,807)
Asset value to recover as renegotiation of GSF, ending	R$ 0	R$ 0